Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Section 952(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this disclosure differ from those required in the Summary Compensation Table. For our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(5)	Net Loss (in thousands)(6)
2025	$1,756,864	$1,338,062	$735,616	$567,228	$63.90	$11,998
2024	$1,408,237	$1,606,990	$424,596	$474,782	$102.44	$11,050
2023	$1,388,309	$1,146,211	$846,677	$701,141	$73.17	$8,572

(1)
Our PEO for each year reported is Dr. Yuichi Iwaki, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Dr. Yuichi Iwaki in the “Total” column of the Summary Compensation Table in the applicable fiscal year.
(2)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2025, 2024, and 2023, which consisted solely of adjustments to the PEO’s equity awards:

Description of Amount	2025	2024	2023
Summary Compensation Table - Total Compensation	$1,756,864	$1,408,237	$1,388,309
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(749,798)	$(401,471)	$(481,050)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$269,465	$595,407	$171,028
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$61,044	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$487	$4,817	$67,924
Compensation Actually Paid	$1,338,062	$1,606,990	$1,146,211
(3)
The non-PEO NEOs for whom the average compensation is presented in this table for each year reported are as follows:

•
For 2025: Dr. Kazuko Matsuda and Dr. David Crean
•
For 2024: Dr. Kazuko Matsuda, Dr. David Crean and Geoffrey O'Brien
•
For 2023: Dr. Kazuko Matsuda and Geoffrey O'Brien

The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(4)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2025, 2024, and 2023, which consisted solely of adjustments to the non-PEO NEOs' equity awards:

Description of Amount	2025	2024	2023
Summary Compensation Table - Total Compensation	$735,616	$424,596	$846,677
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(305,021)	$(100,368)	$(276,604)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$105,928	$148,852	$98,341
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$30,522	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$183	$1,702	$32,727
Compensation Actually Paid	$567,228	$474,782	$701,141
(5)
Total Stockholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our Common Stock on December 31, 2022.
(6)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Our PEO for each year reported is Dr. Yuichi Iwaki, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Dr. Yuichi Iwaki in the “Total” column of the Summary Compensation Table in the applicable fiscal year.
(3)
The non-PEO NEOs for whom the average compensation is presented in this table for each year reported are as follows:

•
For 2025: Dr. Kazuko Matsuda and Dr. David Crean
•
For 2024: Dr. Kazuko Matsuda, Dr. David Crean and Geoffrey O'Brien
•
For 2023: Dr. Kazuko Matsuda and Geoffrey O'Brien

PEO Total Compensation Amount	$ 1,756,864	$ 1,408,237	$ 1,388,309
PEO Actually Paid Compensation Amount	$ 1,338,062	1,606,990	1,146,211
Adjustment To PEO Compensation, Footnote
(2)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2025, 2024, and 2023, which consisted solely of adjustments to the PEO’s equity awards:

Description of Amount	2025	2024	2023
Summary Compensation Table - Total Compensation	$1,756,864	$1,408,237	$1,388,309
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(749,798)	$(401,471)	$(481,050)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$269,465	$595,407	$171,028
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$61,044	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$487	$4,817	$67,924
Compensation Actually Paid	$1,338,062	$1,606,990	$1,146,211

Non-PEO NEO Average Total Compensation Amount	$ 735,616	424,596	846,677
Non-PEO NEO Average Compensation Actually Paid Amount	$ 567,228	474,782	701,141
Adjustment to Non-PEO NEO Compensation Footnote

The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(4)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2025, 2024, and 2023, which consisted solely of adjustments to the non-PEO NEOs' equity awards:

Description of Amount	2025	2024	2023
Summary Compensation Table - Total Compensation	$735,616	$424,596	$846,677
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(305,021)	$(100,368)	$(276,604)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$105,928	$148,852	$98,341
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$30,522	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$183	$1,702	$32,727
Compensation Actually Paid	$567,228	$474,782	$701,141

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Total Stockholder Return

The following graph reflects the relationship between the PEO and average non-PEO NEO compensation "actually paid" (“CAP”) versus the Company's cumulative Total Shareholder Return (“TSR”), assuming an initial fixed investment of $100, for the fiscal years ended December 31, 2025, 2024, and 2023.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The following graph reflects the relationship between the PEO and average non-PEO NEO CAP and the Company’s net loss for the fiscal years ended December 31, 2025, 2024, and 2023.

Total Shareholder Return Amount	$ 63.9	102.44	73.17
Net Income (Loss)	$ 11,998,000	$ 11,050,000	$ 8,572,000
PEO Name	Dr. Yuichi Iwaki	Dr. Yuichi Iwaki	Dr. Yuichi Iwaki
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (749,798)	$ (401,471)	$ (481,050)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	269,465	595,407	171,028
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,044	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	487	4,817	67,924
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,021)	(100,368)	(276,604)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,928	148,852	98,341
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,522	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 183	$ 1,702	$ 32,727